NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
EARNINGS (LOSS) PER SHARE – BASIC AND DILUTED
SCHEDULE OF NET INCOME (LOSS) PER SHARE

	Years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Numerator:
Net income (loss) attributable to the Company’s shareholders	$6,561,051	$7,461,446	$(40,947,492)	$(5,262,566)

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted	20,200,000	20,200,000	22,004,808	22,004,808

Net income (loss) per share
Basic and diluted	$0.32	$0.37	$(1.86)	$(0.24)

* The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).